Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended	178 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Class A&I) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Class A&I)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%		13.69%
S&P 500 Index (Class C) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Class C)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%	13.67%
Alerian MLP Total Return Index (Class A&I) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Total Return Index (Class A&I)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.76%	25.96%	8.85%		6.01%
Alerian MLP Total Return Index (Class C) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Total Return Index (Class C)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.76%	25.96%	8.85%	4.18%
MainGate MLP Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.74%	26.24%	8.31%		6.51%
Performance Inception Date		Feb. 17, 2011
MainGate MLP Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.66%	25.24%	7.88%		6.22%
MainGate MLP Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares*
Average Annual Return, Percent	[1]		2.39%	21.61%	6.72%		5.33%
MainGate MLP Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.45%)	24.46%	7.41%		5.83%
Performance Inception Date		Feb. 17, 2011
MainGate MLP Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.73%	24.98%	7.23%	3.45%
Performance Inception Date		Mar. 31, 2014

[1]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.